RELATED PARTY TRANSACTIONS (Details) (USD $)	1 Months Ended	12 Months Ended				12 Months Ended						24 Months Ended					12 Months Ended							12 Months Ended								12 Months Ended									12 Months Ended					12 Months Ended																		3 Months Ended	12 Months Ended		1 Months Ended									12 Months Ended		3 Months Ended	1 Months Ended
	Apr. 30, 2012	Dec. 31, 2013 assets vessel	Dec. 31, 2012 assets	Dec. 31, 2011	Jul. 31, 2013	Dec. 31, 2013 Frontline Charterers, Seadrill, Deep Sea and UFC [Member]	Dec. 31, 2012 Frontline Charterers, Seadrill, Deep Sea and UFC [Member]	Dec. 31, 2011 Frontline Charterers, Seadrill, Deep Sea and UFC [Member]	Dec. 31, 2013 Frontline Charterers [Member] vessel	Dec. 31, 2012 Frontline Charterers [Member] vessel	Dec. 31, 2011 Frontline Charterers [Member] vessel	Dec. 31, 2013 Frontline Charterers [Member] vessel	Dec. 31, 2013 Seadrill [Member]	Dec. 31, 2012 Seadrill [Member]	Dec. 31, 2013 Deep Sea [Member] vessel	Dec. 31, 2012 Deep Sea [Member]	Dec. 31, 2013 United Freight Carriers Inc [Member] vessel	Dec. 31, 2012 United Freight Carriers Inc [Member]	Dec. 31, 2011 United Freight Carriers Inc [Member]	Dec. 31, 2012 Frontline Ltd [Member]	Dec. 31, 2013 Frontline Ltd [Member]	Dec. 31, 2013 NADL [Member]	Dec. 31, 2012 NADL [Member]	Dec. 31, 2013 Frontline Shipping and Frontline Shipping II [Member]	Dec. 31, 2012 Frontline Shipping and Frontline Shipping II [Member]	Dec. 31, 2011 Frontline Shipping and Frontline Shipping II [Member]	Dec. 31, 2013 Frontline Management [Member] tankers carriers vessel	Dec. 31, 2012 Frontline Management [Member]	Dec. 31, 2011 Frontline Management [Member]	Dec. 31, 2013 Other related parties [Member]	Dec. 31, 2012 Other related parties [Member]	Dec. 31, 2013 Golar Management UK Limited [Member]	Dec. 31, 2012 Golar Management UK Limited [Member]	Dec. 31, 2011 Golar Management UK Limited [Member]	Dec. 31, 2013 Bluelot [Member]	Dec. 31, 2012 Bluelot [Member]	Dec. 31, 2013 Corte Real [Member]	Dec. 31, 2012 Corte Real [Member]	Dec. 31, 2013 Frontline Charterers, Deep Sea and Seadrill [Member]	Dec. 31, 2012 Frontline Charterers, Deep Sea and Seadrill [Member]	Dec. 31, 2013 Frontline Management AS [Member]	Dec. 31, 2012 Frontline Management AS [Member]	Dec. 31, 2011 Frontline Management AS [Member]	Dec. 31, 2013 Frontline Management and Frontline Management AS [Member]	Dec. 31, 2012 Frontline Management and Frontline Management AS [Member]	Dec. 31, 2013 Seadrill Management (S) Pte Ltd [Member]	Dec. 31, 2012 Seadrill Management (S) Pte Ltd [Member]	Dec. 31, 2011 Seadrill Management (S) Pte Ltd [Member]	Dec. 31, 2013 SFL West Polaris and SFL Deepwater [Member]	Dec. 31, 2013 Golden Ocean [Member] carriers vessel	Dec. 31, 2012 Golden Ocean [Member]	Dec. 31, 2011 Golden Ocean [Member]	Dec. 31, 2013 SFL West Polaris [Member]	Dec. 31, 2012 SFL West Polaris [Member]	Dec. 31, 2011 SFL West Polaris [Member]	Dec. 31, 2013 SFL Deepwater [Member]	Dec. 31, 2012 SFL Deepwater [Member]	Dec. 31, 2011 SFL Deepwater [Member]	Dec. 31, 2013 SFL Hercules [Member]	Dec. 31, 2012 SFL Hercules [Member]	Dec. 31, 2011 SFL Hercules [Member]	Dec. 31, 2013 SFL Linus [Member]	Dec. 31, 2012 SFL Linus [Member]	Mar. 31, 2011 Rig Finance II [Member]	Dec. 31, 2012 Rig Finance II [Member] Seadrill [Member]	Dec. 31, 2011 Rig Finance II [Member] Seadrill [Member]	Jan. 31, 2013 Sale of VLCC Edinburgh [Member]	Feb. 28, 2013 Sale of Front Pride [Member]	Mar. 31, 2013 Sale of Front Guider [Member]	Nov. 30, 2013 Sale of Golden Victory [Member]	Nov. 30, 2013 Sale of Front Champion [Member]	Nov. 30, 2013 Sale of Golden Victory and Front Champion [Member] vessel	Dec. 31, 2013 Notes Receivable [Member]	Dec. 31, 2013 Loan Notes [Member] Frontline Ltd [Member]	Dec. 31, 2012 Loan Notes [Member] Frontline Ltd [Member]	Dec. 31, 2013 Minimum [Member] NADL [Member] contract	Dec. 31, 2013 Vessels Leased to Frontline Charterers [Member] Frontline Management [Member]	Dec. 31, 2013 Management Fee Contract for Vessels Glorycrown and Everbright [Member] Frontline Management [Member]	May 31, 2013 Deep Sea [Member] Deep Sea Supply BTG B.V. [Member]	May 31, 2013 BTG Pactual [Member] Deep Sea Supply BTG B.V. [Member]
Related Party Transaction [Line Items]
Joint venture, ownership percentage		50.00%																																																																													50.00%	50.00%
Amounts due from and to related parties [Abstract]
Due from related parties		$ 13,249,000	$ 54,203,000						$ 0	$ 51,788,000		$ 0	$ 300,000	$ 300,000	$ 0	$ 1,305,000	$ 770,000	$ 0		$ 810,000	$ 10,016,000	$ 2,163,000	$ 0
Loans to related parties		530,715,000	221,884,000																																																		100,383,000	67,010,000		115,222,000	154,874,000		120,110,000	0		195,000,000	0
Loans to related parties - others, long-term		48,847,000	0																	0	48,847,000
Due to related parties		13,965,000	9,227,000						815,000	804,000		815,000															1,011,000	815,000		57,000	50,000	57,000	50,000		6,064,000	3,802,000	6,018,000	3,756,000						1,000,000	800,000
Short-term portion of loan notes receivable with related parties																																																																										7,600,000	0
Accrued interest on loan notes receivable with related parties																				0	500,000
Due from related parties									0	51,800,000		0
Leasing revenues earned from related parties [Abstract]
Operating lease income						24,000,000	20,700,000	21,900,000
Direct financing lease interest income		55,385,000	59,214,000	97,757,000		55,400,000	59,200,000	97,800,000
Finance lease service revenue		52,390,000	64,766,000	69,992,000		52,400,000	64,800,000	70,000,000
Direct financing lease repayments						47,400,000	52,800,000	199,500,000
Profit sharing revenues		770,000	52,176,000	482,000		800,000	52,200,000	500,000	0	0	500,000						800,000	0	0					0	52,200,000	0
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as direct financing leases		22	26						20		28	20			2
Combined balance of net investments in direct financing leases																																							1,016,900,000	1,217,000,000
Combined balance of net investments in direct financing leases, short-term maturities																																							45,100,000	50,800,000
Vessels and equipment, net		1,089,616,000	1,041,126,000																																				212,900,000	131,500,000
Number of vessels sold		2							4	4		4																																																												2
Compensation payment received											106,000,000
Agreed temporary reduction in daily time charter rates												6,500
Profit sharing percentage of earnings from Frontline for use of fleet											20.00%						50.00%									100.00%
Increase profit sharing percentage of earnings from Frontline for use of fleet (in hundredths)												25.00%
Non-refundable advance relating to the profit sharing agreement											50,000,000
Required balance in profit sharing advance before future income can be recognized									0			0
Profit share accrued towards reduction in profit sharing advance									0
Period of temporary reduction in daily time charter rates									4 years
Maximum daily amount to which temporary earnings-related 100% payment applies												6,500
Compensation payable (receivable) for early contract termination of charter	40,000,000																			11,700,000																																															7,800,000	(2,100,000)	(11,700,000)	(37,300,000)	(30,400,000)	67,700,000
Compensation received on termination of charters, cash																																																																								10,900,000
Compensation received on termination of charters, notes receivable																																																																								56,800,000
Term of lease/charter (in years)																											5 years																																													8 years
Stated interest rate																																																																									7.25%
Notes receivable, related parties		79,000,000
Number of vessels leased to related parties classified as operating leases															4		4
Daily vessel management fee																																																																													6,500	150
Number of container vessels operating on time charter, for which part or all management supervision was sub-contracted to a related party																											7																							7
Number of drybulk carriers operating on time charter, for which part or all management supervision was sub-contracted to a related party																											12																							12
Number of crude oil tankers																											2
Number of car carriers operating on time charter, for which part or all management supervision was sub-contracted to a related party																											2
Management fees paid, vessels		54,916,000	66,455,000	71,283,000																							54,200,000	65,900,000	71,100,000																					710,000	534,000	207,000
Commission percentage paid for sales-type leases of Suezmax tankers (in hundredths)																											1.00%
Commissions paid for sales-type leases on Suezmax tankers																											100,000	100,000	100,000
Management fees to be paid to related parties, percentage of charter revenues																																																																														1.25%
Administrative expenses - related parties		439,000	471,000	504,000																							400,000	500,000	500,000
Management fees paid, supervision of newbuildings																											2,400,000	2,100,000	3,100,000
Management fees paid, provision of office facilities																																160,000	195,000	115,000							311,000	409,000	503,000			0	15,000	40,000
Related party loans [Abstract]
Loans advanced to related parties																																																					145,000,000			145,000,000	290,000,000		145,000,000			195,000,000
Interest income, related party loans		19,575,000	19,575,000	19,575,000																																													19,600,000				6,500,000	6,500,000	6,500,000	9,600,000	13,100,000	13,100,000	3,500,000	0	0
Cost of jack-up drilling rig					600,000,000
Asset purchased and leased back, term of lease (in excess of 15 years)																																																																												15 years
Number of purchase options, related party																																																																												4
Related party purchases and sales of vessels [Abstract]
Proceeds from sale of vessels to related parties																																																																		133,100,000
Gain on disposal of investment in equity method investee		$ 0	$ 0	$ 4,064,000																																																												$ 4,100,000	$ 4,100,000